Annual Fund Operating Expenses - SA BlackRock Multi-Factor 70-30 Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.65%
Service (12b-1) Fees	none
Other Expenses	0.16%	[1]
Acquired Fund Fees and Expenses	0.21%	[1]
Total Annual Portfolio Operating Expenses	1.02%	[1]
Fee Waivers and/or Expense Reimbursements	0.51%	[2],[3]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.51%	[1],[2],[3]
Class 3
Operating Expenses:
Management Fees	0.65%
Service (12b-1) Fees	0.25%
Other Expenses	0.16%	[1]
Acquired Fund Fees and Expenses	0.21%	[1]
Total Annual Portfolio Operating Expenses	1.27%	[1]
Fee Waivers and/or Expense Reimbursements	0.51%	[2],[3]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.76%	[1],[2],[3]

[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” have been estimated.
[2]	Pursuant to an Advisory Fee Waiver Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its management fees with respect to the Portfolio so that the management fee rate payable by the Portfolio to SunAmerica is 0.40% of the Portfolio’s average daily net assets on the first $250 million and 0.35% thereafter. This Advisory Fee Waiver Agreement will continue in effect until April 30, 2022. SunAmerica has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in exchange traded funds (“ETFs”) managed or advised by BlackRock Investment Management, LLC (“BlackRock”) or its affiliates, and this waiver will continue so long as the Portfolio invests in such ETFs
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.51% and 0.76% of the average daily net assets of the Portfolio’s Class 1 and Class 3 shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio under the Expense Limitation Agreement are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2022 only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.